FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE
Schedule Of Financial assets measured at fair value

	December 31, 2024				December 31, 2023
		Fair value measurement				Fair value measurement
	Carrying value	Level 1	Level 2	Level 3	Carrying value	Level 1	Level 2	Level 3
Financial assets:
Marketable Securities (Note 4)	$2,388	$2,388	$-	$-	$263	$263	$-	$-
Financial liabilities:
Silver Stream derivative liability (Note 11)	$34,414	$-	$-	$34,414	$34,295	$-	$-	$34,295
Option – PC Gold (Note 7)	$3,974	$-	$-	$3,974	$4,576	$-	$-	$4,576